Other Borrowings (Composition of Other Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Total other borrowings	$ 57,148,000	$ 18,774,000
Secured Notes, Due March 2017 [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Interest rate		0.74%
Maturity date	Mar. 01, 2017
Secured Notes, Due March 2017 [Member] | Secured Debt [Member] | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings		$ 18,774,000
Secured Notes, Due March 2018 [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Interest rate	1.52%
Maturity date	Mar. 01, 2018
Secured Notes, Due March 2018 [Member] | Secured Debt [Member] | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 22,048,000
Secured Notes, Due October 2018 [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Interest rate	0.00%
Maturity date	Oct. 01, 2018
Secured Notes, Due October 2018 [Member] | Secured Debt [Member] | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 100,000
First Secured Notes, Due September 2021 [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Interest rate	1.56%
Maturity date	Sep. 01, 2021
First Secured Notes, Due September 2021 [Member] | Secured Debt [Member] | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 7,000,000
Secured Notes, Due September 2020 [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Interest rate	1.72%
Maturity date	Sep. 01, 2020
Secured Notes, Due September 2020 [Member] | Secured Debt [Member] | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 6,000,000
Second Secured Notes, Due September 2021 [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Interest rate	1.86%
Maturity date	Sep. 01, 2021
Second Secured Notes, Due September 2021 [Member] | Secured Debt [Member] | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 6,000,000
Secured Notes, Due September 2022 [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Interest rate	1.97%
Maturity date	Sep. 01, 2022
Secured Notes, Due September 2022 [Member] | Secured Debt [Member] | Federal Home Loan Bank [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank borrowings	$ 6,000,000
Notes, Due September 2022 [Member]
Short-term Debt [Line Items]
Interest rate	4.875%
Periodic principal payment	$ 250,000
Maturity date	Sep. 01, 2022
Notes, Due September 2022 [Member] | United Bankers Bank [Member]
Short-term Debt [Line Items]
Total other borrowings	$ 10,000,000